ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by operating activities - discontinued operations	$ 5,753	$ 2,580
Net cash used in investing activities - discontinued operations	$ (382)	$ (2,282)